IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.80%	14.10%
Growth rate used to extrapolate cash flow projections	4.81%	3.70%
Recoverable amounts	$ 789,676	$ 763,449
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.09%	14.07%
Growth rate used to extrapolate cash flow projections	5.47%	3.00%
Recoverable amounts	$ 137,047	$ 47,732
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.42%	12.46%
Growth rate used to extrapolate cash flow projections	6.40%	3.30%
Recoverable amounts	$ 232,483	$ 74,267
PERU [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.49%	9.75%
Growth rate used to extrapolate cash flow projections	7.11%	1.40%
Recoverable amounts	$ 308,800	$ 389,208
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.36%	10.49%
Growth rate used to extrapolate cash flow projections	6.41%	2.50%
Recoverable amounts	$ 304,139	$ 98,318
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	70.20%	53.04%
Growth rate used to extrapolate cash flow projections	30.29%	34.20%
Recoverable amounts	$ 5,538	$ 78,276
Decrease through write-off, financial assets	$ 30,909